                       AIM LIMITED MATURITY TREASURY FUND

                                 CLASS A SHARES

                       Supplement dated November 15, 2001
       to the Prospectus dated November 28, 2000, as revised May 24, 2001

The following replaces in its entirety the section "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE"on page 3 of the Prospectus:

         "FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

         SHAREHOLDER FEES
         -----------------------------------------------------------------------
         (fees paid directly from
         your investment)                                               CLASS A
         -----------------------------------------------------------------------

         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of
         offering price)                                                 1.00%

         Maximum Deferred
         Sales Charge (Load)
         (as a percentage of
         original purchase
         price or redemption
         proceeds, whichever is less)                                    None(1)
         -----------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES2

         -----------------------------------------------------------------------
         (expenses that are deducted
         from fund assets)                                              CLASS A
         -----------------------------------------------------------------------

         Management Fees                                                 0.20%

         Distribution and/or
         Service (12b-1) Fees                                            0.15

         Other Expenses                                                  0.19

         Total Annual Fund
         Operating Expenses                                              0.54
         -----------------------------------------------------------------------

          (1) On and after November 15, 2001, if you have an existing account and buy additional Class A shares which result in an account balance of $1,000,000 or more, or if you buy $1,000,000 or more of Class A shares for a new account, and you redeem those shares within 12 months of the date of purchase, you may pay a 0.25% contingent deferred sales charge at the time of redemption.

          (2) There is no guarantee that actual expenses will be the same as those shown above.

         You may also be charged a transaction or other fee by the financial institution managing your account."

The following information replaces in its entirety the second bullet point in the table under the CLASS A column under the heading "CHOOSING A SHARE CLASS" on page A-1 of the Prospectus:

         o "Reduced or waived initial sales charge for certain purchases(1)

         ---------------
              (1) A contingent deferred sales charge may apply in some cases."

The following information replaces in its entirety the first paragraph under the heading "SALES CHARGES" on page A-1 of the Prospectus:

         "Sales charges on the AIM Funds and classes of the Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge."

The following information replaces in its entirety the section "CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES" on page A-2 of the Prospectus:

         "SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

         You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

         CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

              You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

              You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

              If you currently own Class A shares of a Category I, II and III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

              You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

              The distributor may pay a dealer concession and/or a service fee for Large Purchases."

The following information replaces in its entirety the sections "REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE" and "REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND" on page A-4 of the Prospectus:

         "REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase

         $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

        -------------------------------------------------------------------------------------------------------------
                                                                                         CDSC APPLICABLE UPON
           SHARES INITIALLY PURCHASED           SHARES HELD AFTER AN EXCHANGE            REDEMPTION OF SHARES
        -------------------------------------------------------------------------------------------------------------

        o Class A shares of                 o Class A shares of Category I           o 1% if shares are
          Category I or II Fund               or II Fund                               redeemed within 18
                                            o Class A shares of Category III           months of initial purchase
                                              Fund                                     of Category I or II Fund
                                            o AIM Cash Reserve Shares of               shares
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------
        o Class A shares of                 o Class A shares of Category III         o No CDSC
          Category III Fund                   Fund
                                            o Class A shares of AIM Tax-
                                              Exempt Cash Fund
                                            o AIM Cash Reserve Shares of
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

        -------------------------------------------------------------------------------------------------------------
                                                                                         CDSC APPLICABLE UPON
           SHARES INITIALLY PURCHASED           SHARES HELD AFTER AN EXCHANGE            REDEMPTION OF SHARES
        -------------------------------------------------------------------------------------------------------------

        o Class A shares of                 o Class A shares of Category I           o 1% if shares are
          Category I or II Fund               or II Fund                               redeemed within 18
                                            o Class A shares of Category III           months of initial purchase
                                              Fund                                     of Category I or II Fund
                                            o AIM Cash Reserve Shares of               shares
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------
        o Class A shares of                 o Class A shares of Category I           o 1% if shares are
          Category III Fund                   or II Fund                               redeemed within 18
                                                                                       months of initial purchase
                                                                                       of Category III Fund
                                                                                       shares
        -------------------------------------------------------------------------------------------------------------
        o Class A shares of                 o Class A shares of Category III         o 0.25% if shares are
          Category III Fund                   Fund                                     redeemed within 12
                                            o Class A shares of AIM Tax-               months of initial purchase
                                              Exempt Cash Fund                         of Category III Fund
                                            o AIM Cash Reserve Shares of               shares"
                                              AIM Money Market Fund
        -------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the section entitled "REINSTATEMENT PRIVILEGE" on page A-6 of the Prospectus:

         "REINSTATEMENT PRIVILEGES

         You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all of part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

         You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

         If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

         You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege."

The following information replaces in its entirety the section "PERMITTED EXCHANGES" on page A-6 and A-7 of the Prospectus:

         "PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for
               (a)  one another;
               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A
                   shares of AIM Tax-Exempt Cash Fund; or
               (c) Class A shares of another AIM Fund, but only if
                    (i)  you acquired the original shares before May 1, 1994; or
                    (ii) you acquired the original shares on or after May 1,
                         1994 by way of an exchange from shares with higher initial sales charges; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for
               (a) one another;
               (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
                    (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
                    (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

               (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM
                   Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1) Class A shares for other Class A shares;
         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

The following information replaces in its entirety the section entitled "EXCHANGES NOT PERMITTED" on page A-7 of the Prospectus:

         "EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge
                  (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC; however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."

                              AIM MONEY MARKET FUND

               AIM CASH RESERVE SHARES, CLASS B AND CLASS C SHARES

                       Supplement dated November 15, 2001
    to the Prospectus dated November 28, 2000, as revised July 16, 2001, and as supplemented September 13, 2001

The following information replaces in its entirety the second bullet point in the table under the CLASS A column under the heading "CHOOSING A SHARE CLASS" on page A-1 of the Prospectus:

     o    "Reduced or waived initial sales charge for certain purchases(1)

     -------------
          (1)  A contingent deferred sales charge may apply in some cases."

The following information replaces in its entirety the first paragraph under the heading "SALES CHARGES" on page A-1 of the Prospectus:

         "Sales charges on the AIM Funds and classes of the Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge."

The following information replaces in its entirety the section "CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES" on page A-2 of the Prospectus:

         "SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

         You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

         CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

              You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

              You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

              If you currently own Class A shares of a Category I, II and III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

              You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

              The distributor may pay a dealer concession and/or a service fee for Large Purchases."

The following information replaces in its entirety the sections "REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE" and "REDEMPTION OF CLASS B SHARES OR

CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND" on page A-4 of the Prospectus:

         "REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

--------------------------------------------------------------------------------------------------------------------
                                                                                         CDSC APPLICABLE UPON
           SHARES INITIALLY PURCHASED           SHARES HELD AFTER AN EXCHANGE            REDEMPTION OF SHARES
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category I              o 1% if shares are redeemed
           Category I or II Fund              or II Fund                                  within 18 months of
                                           o  Class A shares of Category III              initial purchase of
                                              Fund                                        Category I or II Fund
                                           o  AIM Cash Reserve Shares of                  shares
                                              AIM Money Market Fund
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category III            o No CDSC
           Category III Fund                  Fund

                                           o  Class A shares of AIM Tax-
                                              Exempt Cash Fund

                                           o  AIM Cash Reserve Shares of
                                              AIM Money Market Fund
---------------------------------------------------------------------------------------------------------------------


         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

---------------------------------------------------------------------------------------------------------------------
                                                                                        CDSC APPLICABLE UPON
        SHARES INITIALLY PURCHASED         SHARES HELD AFTER AN EXCHANGE                 REDEMPTION OF SHARES
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category I              o 1% if shares are
           Category I or II Fund              or II Fund                                  redeemed within 18
                                           o  Class A shares of Category III              months of initial purchase
                                              Fund                                        of Category I or II Fund
                                           o  AIM Cash Reserve Shares of                  shares
                                              AIM Money Market Fund
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category I or           o  1% if shares are
           Category III Fund                  II Fund                                      redeemed within 18
                                                                                           months of initial purchase
                                                                                           of Category III Fund
                                                                                           shares
---------------------------------------------------------------------------------------------------------------------
        o  Class A shares of               o  Class A shares of Category III            o  0.25% if shares are
           Category III Fund                  Fund                                         redeemed within 12
                                           o  Class A shares of AIM Tax-                   months of initial purchase
                                              Exempt Cash Fund                             of Category III
                                           o  AIM Cash Reserve shares of                   Fund shares"
---------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the section entitled "REINSTATEMENT PRIVILEGE" on page A-6 of the Prospectus:

         "REINSTATEMENT PRIVILEGES

         You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all of part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.

         You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

         If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

         You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege."

The following information replaces in its entirety the section "PERMITTED EXCHANGES" on page A-6 and A-7 of the Prospectus:

         "PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1)   Class A shares with an initial sales charge (except for Class
               A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

               (a) one another;
               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A
                   shares of AIM Tax-Exempt Cash Fund; or
               (c) Class A shares of another AIM Fund, but only if
                    (i) you acquired the original shares before May 1, 1994;
                        or (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for
               (a) one another;

               (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
                    (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
                    (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

               (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM
                   Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1)  Class A shares for other Class A shares;
         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or
         (3)  AIM Cash Reserve Shares of AIM Money Market Fund for
              Class C shares.

The following information replaces in its entirety the section entitled "EXCHANGES NOT PERMITTED" on page A-7 of the Prospectus:

         "EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

             o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

             o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

             o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or
               Class C shares of any AIM Fund;

             o AIM Cash Reserve Shares of AIM Money Market Fund or Class A
               shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

             o on or after January 15, 2002, AIM Cash Reserve Shares of AIM
               Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

             o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

             o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

             o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or
               Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC; however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."

                         AIM INVESTMENT SECURITIES FUNDS

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                       AIM LIMITED MATURITY TREASURY FUND

                       Supplement dated November 15, 2001
      to the Statement of Additional Information dated November 28, 2000, as revised February 22, 2001, and as supplemented May 4, 2001, July 6, 2001,
    August 1, 2001, September 4, 2001, September 18, 2001 and October 1, 2001

The following information is added under the heading "SALES CHARGES AND DEALER CONCESSIONS" appearing on page 56 of the Statement of Additional Information:

     "PURCHASE AND REDEMPTION OF SHARES

     Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

          INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

          Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge."

The final paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 58 of the Statement of Additional Information is deleted in its entirety. In addition, the following new section is added at the end of the section entitled "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 58 of the Statement of Additional
Information:

          "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. These additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as "Large Purchases." If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CSDC") if the investor redeems those shares within 18 months after purchase. Large purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

          AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

          For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

                   1% of the first $2 million
                   plus 0.80% of the next $1 million
                   plus 0.50% of the next $17 million
                   plus 0.25% of amounts in excess of $20 million

          For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

          Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

          If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon the exchange.

          If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

          If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

          For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                   1% of the first $2 million
                   plus 0.80% of the next $1 million
                   plus 0.50% of the next $17 million
                   plus 0.25% of amounts in excess of $20 million

          For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The third and seventh paragraphs appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on pages 58 and 59 of the Statement of Additional Information are deleted in their entirety.

The following paragraph is added after the fourth paragraph appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - 1. LETTERS OF INTENT" on page 61 of the Statement of Additional Information:

          "If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% contingent deferred sales charge ("CDSC"). Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC."

The following paragraph is added at the end of the section appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 61 of the Statement of Additional Information:

          "If an investor's new purchase of Class A shares of Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Fund shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the fourth paragraph (and associated five bullet points) appearing under the heading "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS" on page 64 of the Statement of Additional Information:

          "Contingent Deferred Sales Charges Imposed upon Redemption of Shares

          A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

          CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

          o Redemptions of shares of Category I or II Funds held more than 18 months;

          o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

          o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

          o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

          o    Redemptions from private foundations or endowment funds;

          o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

          o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares;

          o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

          o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

          o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

          o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES INITIALLY                                                              CDSC APPLICABLE UPON
     PURCHASED                     SHARES HELD AFTER AN EXCHANGE                 REDEMPTION OF SHARES
-----------------------          ---------------------------------             -------------------------

o Class A shares of              o Class A shares of Category I or              o 1% if shares are
  Category I or II Fund            II Fund                                        redeemed within 18
                                                                                  months of initial
                                 o Class A shares of Category III                 purchase of Category I
                                   Fund                                           or II Fund shares

                                   o AIM Cash Reserve Shares
                                     of AIM Money Market Fund

o Class A shares of              o Class A shares of Category III               o No CDSC
  Category III Fund                Fund

                                 o Class A shares of AIM Tax-
                                   Exempt Cash Fund

                                 o AIM Cash Reserve Shares of
                                   AIM Money Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

   SHARES INITIALLY                                                              CDSC APPLICABLE UPON
     PURCHASED                     SHARES HELD AFTER AN EXCHANGE                 REDEMPTION OF SHARES
-----------------------          ---------------------------------             -------------------------

o Class A shares of              o Class A shares of Category I or             o 1% if shares are
  Category I or II Fund            II Fund                                       redeemed within 18
                                                                                 months of initial
                                 o Class A shares of Category III                purchase of Category I
                                   Fund                                          or II Fund shares

                                 o AIM Cash Reserve Shares of
                                   AIM Money Market Fund

o Class A shares of              o Class A shares of Category I or             o 1% if shares are
  Category III Fund                II Fund                                       redeemed within 18
                                                                                 months of initial
                                                                                 purchase of Category III
                                                                                 Fund shares

o Class A shares of              o Class A shares of Category III              o 0.25% if shares are
  Category III Fund                Fund                                          redeemed within 12
                                                                                 months of initial
                                 o Class A shares of AIM Tax-                    purchase of Category
                                   Exempt Cash Fund                              III Fund shares"

                                 o AIM Cash Reserve shares of
                                   AIM Money Market Fund

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a)  one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (c)  Class A shares of another AIM Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or

          (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for

     (a)  one another;

     (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

          (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

          (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

     (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1)  Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3)  AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

     o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

     o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

     o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

     o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

     o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

     o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

     o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

     o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."